Commitments - Capital commitments (Details) - GBP (£)	Jun. 30, 2020	Jun. 30, 2019
Property, plant and equipment
Capital commitments
Capital commitments	£ 972,000	£ 3,794,000
Other intangible assets
Capital commitments
Capital commitments	£ 405,000	£ 0